Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$943,354	$482,559	$15,703
Investments in debt instruments at FVTOCI	1,076,458	1,059,712	34,485

	$2,019,812	$1,542,271	$50,188

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$820,779	$419,491	$13,651
Quoted ordinary shares	102,124	45,683	1,486
Unquoted preferred shares	11,245	13,883	452
Limited partnership	9,206	3,502	114

	$943,354	$482,559	$15,703

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,076,458	$1,059,712	$34,485